UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NuShares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.8%

	CORPORATE BONDS – 50.2%

	Aerospace & Defense – 0.3%

$72	Spirit AeroSystems Inc.	5.250%	3/15/22	BBB–	$74,823

	Auto Components – 0.3%

84	Delphi Automotive PLC	3.150%	11/19/20	BBB	85,741

	Automobiles – 0.9%

180	Ford Motor Company	6.500%	8/01/18	BBB	189,986

84	General Motors Financial Company Inc.	4.375%	9/25/21	BBB	88,470
264	Total Automobiles				278,456

	Banks – 13.4%

324	Bank of America Corporation	2.250%	4/21/20	A	323,888

204	Bank of America Corporation	5.000%	5/13/21	A	222,036

180	BB&T Corporation	2.050%	5/10/21	A+	178,336

204	Citigroup Inc.	2.700%	3/30/21	A	205,246

120	Citizens Financial Group Inc.	2.375%	7/28/21	BBB+	119,069

96	Fifth Third Bancorp.	2.875%	7/27/20	A	97,702

72	First Horizon National Corporation	3.500%	12/15/20	BBB–	73,860

192	HSBC Holdings PLC	5.100%	4/05/21	AA–	209,617

72	Huntington BancShares Inc.	3.150%	3/14/21	A–	73,574

480	JPMorgan Chase & Company	4.500%	1/24/22	A+	519,163

204	KeyCorp.	2.900%	9/15/20	A–	207,669

72	Lloyds Bank PLC	6.375%	1/21/21	A1	81,677

96	MUFG Americas Holdings Corporation	2.250%	2/10/20	A	96,106

180	PNC Funding Corporation	3.300%	3/08/22	A+	187,044

72	Regions Financial Corporation	3.200%	2/08/21	BBB	73,595

96	Santander Holdings USA, Inc.	2.700%	5/24/19	BBB+	96,349

216	Santander UK PLC	2.375%	3/16/20	Aa3	217,242

144	Sumitomo Mitsui Financial Group, Inc.	2.934%	3/09/21	A1	146,009

156	SunTrust Banks Inc.	2.900%	3/03/21	A–	158,272

60	SVB Financial Group	5.375%	9/15/20	A3	65,167

72	Synovus Financial Corp.	7.875%	2/15/19	BBB–	78,372

180	US Bancorp	2.625%	1/24/22	AA	181,513

156	Wells Fargo & Company	3.500%	3/08/22	AA–	162,738

252	Westpac Banking Corporation	2.000%	8/19/21	Aa2	247,035
3,900	Total Banks				4,021,279

	Beverages – 0.5%

144	Anheuser-Busch InBev	7.750%	1/15/19	A–	157,986

NUVEEN	1

NuShares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets – 8.3%

$84	Ameriprise Financial, Inc.	5.300%	3/15/20	A	$91,230

84	Bank of New York Mellon	2.600%	2/07/22	AA–	84,546

84	BlackRock Inc.	4.250%	5/24/21	AA–	90,346

192	Credit Suisse New York	5.400%	1/14/20	BBB+	206,293

204	Deutsche Bank AG London	2.500%	2/13/19	A–	204,430

72	Franklin Resources, Inc.	4.625%	5/20/20	A+	77,290

504	Goldman Sachs Group, Inc.	5.375%	3/15/20	A	545,662

96	Intercontinental Exchange, Inc.	2.750%	12/01/20	A	97,621

84	Lazard Group LLC	4.250%	11/14/20	A–	88,516

252	Morgan Stanley	2.650%	1/27/20	A	255,310

252	Morgan Stanley	2.625%	11/17/21	A	251,347

144	Nomura Holdings Incorporated	6.700%	3/04/20	A–	160,393

84	Northern Trust Company	3.375%	8/23/21	AA–	87,544

72	Raymond James Financial Inc.	8.600%	8/15/19	BBB	82,122

108	State Street Bank & Trust	5.250%	10/15/18	Aa3	113,283

72	Stifel Financial Corporation	3.500%	12/01/20	BBB	73,667
2,388	Total Capital Markets				2,509,600

	Commercial Services & Supplies – 1.2%

348	International Lease Finance Corporation	6.250%	5/15/19	BBB–	375,094

	Consumer Finance – 1.7%

240	American Express Credit Corporation	2.250%	5/05/21	A2	239,299

204	Capital One Financial Corporation	2.450%	4/24/19	A–	205,206

72	Capital One Financial Corporation	4.750%	7/15/21	A–	77,508
516	Total Consumer Finance				522,013

	Diversified Financial Services – 3.6%

120	Ares Capital Corporation	4.875%	11/30/18	BBB	124,076

204	Associates Corporation of North America	6.950%	11/01/18	A	218,329

72	BNP Paribas	5.000%	1/15/21	A1	78,233

96	Jefferies Group Inc.	8.500%	7/15/19	BBB–	108,333

84	NASDAQ Stock Market Inc.	5.550%	1/15/20	BBB	90,580

96	National Rural Utilities Cooperative Finance Corporation	3.050%	2/15/22	A1	98,696

168	Rabobank Nederland	4.500%	1/11/21	Aa2	181,018

180	Synchrony Financial	3.000%	8/15/19	BBB–	182,687
1,020	Total Diversified Financial Services				1,081,952

	Diversified Telecommunication Services – 1.3%

168	AT&T, Inc.	3.800%	3/15/22	A–	174,345

216	Verizon Communications, 144A	2.946%	3/15/22	A–	217,135
384	Total Diversified Telecommunication Services				391,480

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 5.2%

$132	Appalachian Power Company	4.600%	3/30/21	A–	$141,536

180	Duke Energy Corporation	3.550%	9/15/21	BBB+	187,343

120	Entergy Corporation	5.125%	9/15/20	BBB	129,637

96	Eversource Energy	2.750%	3/15/22	A–	96,776

96	LG&E and KU Energy LLC	3.750%	11/15/20	BBB+	99,881

84	NextEra Energy Capital Holding Inc.	4.500%	6/01/21	A–	89,949

96	Pacific Gas and Electric Company	4.250%	5/15/21	A	102,393

132	PacifiCorp.	2.950%	2/01/22	A+	134,959

103	Southern California Edison Company	1.845%	2/01/22	Aa3	101,567

204	The Southern Company	2.350%	7/01/21	A–	201,291

108	Virginia Electric and Power Co	2.950%	1/15/22	A2	110,498

180	Xcel Energy Inc.	2.400%	3/15/21	A3	180,096
1,531	Total Electric Utilities				1,575,926

	Electrical Equipment – 0.2%

72	Roper Technologies, Inc.	2.800%	12/15/21	BBB	72,392

	Food & Staples Retailing – 0.4%

120	CVS Health Corporation	4.125%	5/15/21	BBB+	127,082

	Gas Utilities – 0.3%

72	National Fuel Gas Company	6.500%	4/15/18	BBB	75,053

	Health Care Equipment & Supplies – 0.5%

84	Becton Dickinson & Company	3.125%	11/08/21	BBB+	84,474

72	Boston Scientific Corporation	6.000%	1/15/20	Baa2	78,842
156	Total Health Care Equipment & Supplies				163,316

	Health Care Providers & Services – 0.6%

84	Laboratory Corporation of America Holdings	4.625%	11/15/20	BBB	89,741

72	Quest Diagnostics Inc.	4.700%	4/01/21	BBB+	77,638
156	Total Health Care Providers & Services				167,379

	Hotels, Restaurants & Leisure – 0.3%

84	McDonald’s Corporation	2.625%	1/15/22	BBB+	84,429

	Household Durables – 0.3%

72	D.R. Horton, Inc.	4.000%	2/15/20	BBB–	74,888

	Independent Power & Renewable Electricity Producers – 0.3%

84	Columbia Pipeline Group, Inc.	3.300%	6/01/20	A–	85,635

	Insurance – 2.0%

72	Allied World Assurance Holdings Limited	5.500%	11/15/20	BBB+	78,670

348	American International Group, Inc.	3.375%	8/15/20	BBB+	358,321

72	Lincoln National Corporation	6.250%	2/15/20	A–	79,278

84	Reinsurance Group of America Inc.	6.450%	11/15/19	A–	92,545
576	Total Insurance				608,814

NUVEEN	3

NuShares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Internet Software & Services – 0.3%

$84	eBay Inc.	2.875%	8/01/21	BBB+	$85,023

	IT Services – 0.3%

84	The Western Union Company	5.253%	4/01/20	BBB+	89,754

	Life Sciences Tools & Services – 0.5%

72	Agilent Technologies Inc.	5.000%	7/15/20	BBB+	77,770

72	Life Technologies Corporation	6.000%	3/01/20	BBB	78,910
144	Total Life Sciences Tools & Services				156,680

	Machinery – 0.8%

84	Fortive Corporation, 144A	2.350%	6/15/21	Baa1	83,142

72	Pentair Finance SA	3.625%	9/15/20	BBB–	74,062

72	Xylem Inc.	4.875%	10/01/21	BBB	78,494
228	Total Machinery				235,698

	Multi-Utilities – 1.6%

96	Ameren Corporation	2.700%	11/15/20	Baa1	97,267

96	CenterPoint Energy Resources Corporation	4.500%	1/15/21	A–	101,302

108	Consolidated Edison, Inc.	2.000%	5/15/21	A3	106,410

96	PSE&G Power LLC	5.125%	4/15/20	BBB+	103,389

84	Sempra Energy	2.850%	11/15/20	BBB+	85,279
480	Total Multi-Utilities				493,647

	Oil, Gas & Consumable Fuels – 3.4%

84	Buckeye Partners LP	2.650%	11/15/18	BBB–	84,521

72	Duke Capital Corporation-Spectra Energy Corporation	8.000%	10/01/19	BBB	80,778

72	EcoPetrol SA	7.625%	7/23/19	BBB	80,078

72	Enable Midstream Partners LP	2.400%	5/15/19	Baa3	71,417

84	Magellan Midstream Partners LP	4.250%	2/01/21	BBB+	88,756

72	Petro Canada	6.050%	5/15/18	A–	75,089

156	Petroleos Mexicanos	3.500%	7/23/20	BBB+	158,137

72	Phillips 66 Partners LP	2.646%	2/15/20	BBB	72,366

72	Pioneer Natural Resources Company	7.500%	1/15/20	BBB	81,541

72	Southern Natural Gas Company LLC and Southern Natural Issuing Corporation	4.400%	6/15/21	BBB+	76,601

72	Valero Energy Corporation	6.125%	2/01/20	BBB	79,423

84	Western Gas Partners LP	2.600%	8/15/18	BBB–	84,293
984	Total Oil, Gas & Consumable Fuels				1,033,000

	Paper & Forest Products – 0.3%

84	Celulosa Arauco Y Constitution	5.000%	1/21/21	BBB	89,534

	Professional Services – 0.3%

72	RELX Capital, Inc.	8.625%	1/15/19	BBB+	79,603

	Road & Rail – 0.5%

72	CSX Corporation	4.250%	6/01/21	BBB+	76,994

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail (continued)

$84	Norfolk Southern Corporation	3.250%	12/01/21	BBB+	$86,533
156	Total Road & Rail				163,527

	Trading Companies & Distributors – 0.6%

168	Air Lease Corporation	4.750%	3/01/20	BBB	179,204
$14,527	Total Corporate Bonds (cost $15,107,119)				15,139,008

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.7%

	Insurance – 0.7%

$84	Hartford Financial Services Group Inc.	8.125%	6/15/68	BBB–	$88,804

108	Prudential Financial Inc.	8.875%	6/15/68	BBB+	115,251
192	Total Insurance				204,055
$192	Total $1,000 Par (or similar) Institutional Preferred (cost $205,560)				204,055

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 22.3%

$2,352	U.S. Treasury Notes	1.125%	2/28/19	Aaa	$2,347,131

500	U.S. Treasury Notes	1.250%	4/30/19	Aaa	499,785

1,716	U.S. Treasury Notes	1.375%	2/15/20	Aaa	1,713,855

1,608	U.S. Treasury Notes	1.625%	3/15/20	Aaa	1,616,479

540	U.S. Treasury Notes	1.875%	2/28/22	Aaa	541,793
$6,716	Total U.S. Government and Agency Obligations (cost $6,710,087)				6,719,043

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 25.6%

$1,000	AmeriCredit Automobile Receivables Trust, Series 2015-2	1.820%	7/08/20	AAA	$1,002,009

1,325	Commercial Mortgage Pass-Through Certificates 2015-CR22	2.856%	3/10/48	Aaa	1,351,411

3,483	Freddie Mac Gold Mortgage Pool	3.500%	4/01/32	Aaa	3,651,352

675	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2015-C28	2.773%	10/15/48	Aaa	687,237

500	Santander Drive Auto Receivables Trust, Series 2014-2	2.760%	2/18/20	Aaa	505,661

500	Santander Drive Auto Receivables Trust, Series 2016-3	1.500%	8/17/20	Aaa	499,152
$7,483	Total Asset-Backed and Mortgage-Backed Securities (cost $7,685,760)				7,696,822
	Total Long-Term Investments (cost $29,708,526)				29,758,928

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 2.0%

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.0%

$600	Federal Home Loan Banks, Discount Notes	0.000%	5/01/17	Aaa	$600,000
$600	Total Short-Term Investments (cost $600,000)				600,000
	Total Investments (cost $30,308,526) – 100.8%				30,358,928
	Other Assets Less Liabilities – (0.8)%				(242,971)
	Net Assets – 100%				$30,115,957

NUVEEN	5

NuShares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$15,139,008	$—	$15,139,008
$1,000 Par (or similar) Institutional Preferred	—	204,055	—	204,055
U.S. Government and Agency Obligations	—	6,719,043	—	6,719,043
Asset-Backed and Mortgage-Backed Securities	—	7,696,822	—	7,696,822
Short-Term Investments:
U.S. Government and Agency Obligations	—	600,000	—	600,000
Total	$—	$30,358,928	$—	$30,358,928

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of April 30, 2017, the cost of investments was $30,308,526.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$60,843
Depreciation	(10,441)
Net unrealized appreciation (depreciation) of investments	$50,402

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	NUVEEN

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	CORPORATE BONDS – 35.2%

	Aerospace & Defense – 0.2%

$72	Lockheed Martin Corporation	3.600%	3/01/35	BBB+	$69,705

20	Martin Marietta Materials	6.600%	4/15/18	BBB+	20,900
92	Total Aerospace & Defense				90,605

	Air Freight & Logistics – 0.1%

72	FedEx Corporation	3.900%	2/01/35	BBB	69,962

	Auto Components – 0.3%

40	BorgWarner Inc.	3.375%	3/15/25	BBB+	40,055

36	BorgWarner Inc.	4.375%	3/15/45	BBB+	35,331

64	Delphi Corporation	4.150%	3/15/24	BBB	67,454
140	Total Auto Components				142,840

	Automobiles – 0.7%

40	Ford Motor Company	6.375%	2/01/29	BBB	45,732

36	Ford Motor Company	4.750%	1/15/43	BBB	34,106

72	General Motors Corporation	6.600%	4/01/36	BBB	82,998

160	General Motors Financial Company Inc.	5.250%	3/01/26	BBB	172,517
308	Total Automobiles				335,353

	Banks – 4.5%

80	Bank of America Corporation	4.200%	8/26/24	A–	82,366

112	Bank of America Corporation	3.950%	4/21/25	A–	112,240

88	Bank of America Corporation	4.183%	11/25/27	A–	88,895

40	Barclays Bank PLC	3.750%	5/15/24	A1	41,250

40	Barclays PLC	2.875%	6/08/20	A	40,425

120	Citigroup Inc.	3.500%	5/15/23	A–	121,758

120	Citigroup Inc.	3.700%	1/12/26	A	121,273

187	Citigroup Inc.	4.750%	5/18/46	A–	186,555

60	Compass Bank	2.750%	9/29/19	BBB+	60,291

72	Fifth Third Bancorp.	4.300%	1/16/24	A–	75,802

40	First Niagara Financial Group, Inc.	6.750%	3/19/20	A–	44,788

120	First Tennessee Bank	2.950%	12/01/19	BBB	121,204

200	HSBC Holdings PLC	4.250%	3/14/24	A+	205,216

60	Huntington BancShares Inc.	7.000%	12/15/20	Baa1	68,880

98	Inter-American Development Bank	3.200%	8/07/42	AAA	95,306

100	JPMorgan Chase & Company	2.972%	1/15/23	A+	100,515

80	JPMorgan Chase & Company	3.375%	5/01/23	A	80,530

NUVEEN	7

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$76	JPMorgan Chase & Company	3.200%	6/15/26	A+	$74,505

40	Key Bank NA	3.400%	5/20/26	BBB+	39,439

40	Mitsubishi UFJ Financial Group, Inc.	3.850%	3/01/26	A1	41,530

40	Royal Bank of Scotland Group PLC	6.400%	10/21/19	BBB+	43,546

36	Sumitomo Mitsui Financial Group, Inc.	3.784%	3/09/26	A1	37,267

40	Suntrust Bank, Subordinate Note	3.300%	5/15/26	BBB+	39,182

40	SVB Financial Group	5.375%	9/15/20	A3	43,445

60	Synovus Financial Corp.	7.875%	2/15/19	BBB–	65,310

72	Wells Fargo & Company	3.000%	4/22/26	AA–	69,649
2,061	Total Banks				2,101,167

	Biotechnology – 0.3%

66	Baxalta, Inc.	2.875%	6/23/20	BBB–	67,060

36	Baxalta, Inc.	3.600%	6/23/22	BBB–	37,035

36	Celgene Corporation	3.625%	5/15/24	BBB+	36,886
138	Total Biotechnology				140,981

	Building Products – 0.2%

40	Johnson Controls International PLC	4.625%	7/02/44	BBB+	41,726

40	Johnson Controls International PLC	5.125%	9/14/45	BBB+	44,763
80	Total Building Products				86,489

	Capital Markets – 3.3%

200	Bank of New York Mellon	2.600%	2/07/22	AA–	201,301

72	BGC Partners Inc.	5.375%	12/09/19	BBB–	75,619

40	Credit Suisse Group Funding Guernsey Limited	3.800%	9/15/22	A–	41,168

124	Credit Suisse New York	5.400%	1/14/20	BBB+	133,231

100	Deutsche Bank AG	2.850%	5/10/19	A–	100,697

112	Deutsche Bank AG	2.950%	8/20/20	A–	112,218

54	Deutsche Bank AG	3.375%	5/12/21	A–	54,271

72	E Trade Financial Corporation	4.625%	9/15/23	BBB–	74,070

116	FS Investment Corporation	4.000%	7/15/19	BBB	116,694

200	Goldman Sachs Group, Inc.	3.000%	4/26/22	A	201,590

72	Goldman Sachs Group, Inc.	3.750%	2/25/26	A	73,189

88	Goldman Sachs Group, Inc.	3.500%	11/16/26	A	86,913

80	Morgan Stanley Dean Witter & Company	4.875%	11/01/22	A–	86,998

72	Morgan Stanley	3.875%	1/27/26	A	73,611

54	Prospect Capital Corporation	5.000%	7/15/19	BBB–	55,492

64	Stifel Financial Corporation	3.500%	12/01/20	BBB	65,481
1,520	Total Capital Markets				1,552,543

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals – 0.5%

$54	Celanese US Holdings LLC	5.875%	6/15/21	BBB–	$60,525

60	FMC Corporation	5.200%	12/15/19	BBB	64,105

88	RPM International, Inc.	6.125%	10/15/19	BBB	96,042
202	Total Chemicals				220,672

	Commercial Services & Supplies – 0.2%

80	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.250%	7/01/20	BBB–	83,672

32	Waste Management Inc.	3.900%	3/01/35	A–	32,313
112	Total Commercial Services & Supplies				115,985

	Construction & Engineering – 0.2%

88	Valmont Industries, Inc.	6.625%	4/20/20	BBB+	97,713

	Consumer Finance – 1.4%

350	Capital One Bank	3.375%	2/15/23	Baa1	352,402

140	Discover Bank	7.000%	4/15/20	BBB	156,247

160	Ford Motor Credit Company	3.664%	9/08/24	BBB	158,741
650	Total Consumer Finance				667,390

	Diversified Financial Services – 0.8%

88	Jefferies Group Inc.	8.500%	7/15/19	BBB–	99,305

140	National Rural Utilities Cooperative Finance Corporation	2.850%	1/27/25	A1	139,262

48	Pennantpark Investment Corporation	4.500%	10/01/19	BBB–	48,367

40	Rabobank Nederland	3.950%	11/09/22	A	41,511

32	Voya Financial Inc.	5.500%	7/15/22	BBB	35,698
348	Total Diversified Financial Services				364,143

	Diversified Telecommunication Services – 1.8%

32	AT&T, Inc.	4.500%	5/15/35	A–	30,307

192	AT&T, Inc.	4.300%	12/15/42	A–	172,062

152	AT&T, Inc.	4.350%	6/15/45	A–	134,891

36	Orange SA	5.375%	1/13/42	BBB+	40,768

80	Qwest Corporation	6.875%	9/15/33	BBB–	80,034

54	Qwest Corporation	7.125%	11/15/43	BBB–	53,528

160	Verizon Communications	4.400%	11/01/34	A–	153,133

72	Verizon Communications	4.750%	11/01/41	A–	69,451

106	Verizon Communications	4.125%	8/15/46	A–	92,452
884	Total Diversified Telecommunication Services				826,626

	Electric Utilities – 3.8%

64	Appalachian Power Company	5.800%	10/01/35	A–	74,957

36	Appalachian Power Company	4.400%	5/15/44	A–	37,094

44	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB–	43,843

150	Duke Energy Corporation	2.650%	9/01/26	BBB+	141,729

NUVEEN	9

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities (continued)

$88	Duke Energy Corporation	3.750%	9/01/46	BBB+	$80,607

80	Edison International	2.950%	3/15/23	A3	80,689

80	El Paso Electric Company	5.000%	12/01/44	Baa1	84,654

40	Emera US Finance LP	3.550%	6/15/26	BBB	39,692

36	Emera US Finance LP	4.750%	6/15/46	BBB	36,510

80	Entergy Corporation	2.950%	9/01/26	BBB	76,634

106	Exelon Corporation	4.950%	6/15/35	Baa2	113,134

72	Exelon Corporation	4.450%	4/15/46	Baa2	72,245

80	Indiana Michigan Power Company	3.200%	3/15/23	A–	81,349

36	Interstate Power And Light Company	4.700%	10/15/43	A–	38,782

120	ITC Holdings Corp.	3.250%	6/30/26	BBB+	117,565

40	ITC Holdings Corp.	5.300%	7/01/43	BBB+	45,377

36	Kansas City Power and Light Co	5.300%	10/01/41	BBB+	38,583

80	PPL Capital Funding Inc.	4.700%	6/01/43	BBB+	82,881

60	Public Service Company of New Mexico	3.850%	8/01/25	BBB+	61,402

60	Puget Energy, Inc.	3.650%	5/15/25	BBB–	60,276

142	Southern Company Gas Capital Corporation	4.400%	6/01/43	A–	140,209

120	The Southern Company	4.250%	7/01/36	A–	118,553

36	The Southern Company	4.400%	7/01/46	A–	35,814

40	Tucson Electric Power Company	3.050%	3/15/25	A–	38,778

36	Xcel Energy Inc.	4.800%	9/15/41	A3	37,585
1,762	Total Electric Utilities				1,778,942

	Energy Equipment & Services – 1.0%

150	Halliburton Company	3.800%	11/15/25	BBB+	154,272

78	Helmerich and Payne International Drilling Company	4.650%	3/15/25	BBB+	81,858

80	National Oilwell Varco Inc.	2.600%	12/01/22	BBB+	77,326

60	Oceaneering International, Inc.	4.650%	11/15/24	BBB	60,808

100	TechnipFMC PLC, 144A	3.450%	10/01/22	BBB+	99,308
468	Total Energy Equipment & Services				473,572

	Equity Real Estate Investment Trusts – 0.4%

40	Government Properties Income Trust	3.750%	8/15/19	BBB–	40,300

48	Rayonier, Inc.	3.750%	4/01/22	BBB–	48,070

44	Select Income REIT	3.600%	2/01/20	Baa2	44,501

40	Senior Housing Properties Trust	3.250%	5/01/19	BBB–	40,384
172	Total Equity Real Estate Investment Trusts				173,255

	Food & Staples Retailing – 0.4%

40	CVS Health Corporation	4.875%	7/20/35	BBB+	43,223

36	CVS Health Corporation	5.125%	7/20/45	BBB+	40,232

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing (continued)

$40	Sysco Corporation	5.375%	9/21/35	A3	$45,022

32	Walgreen Company	4.400%	9/15/42	BBB	31,139

40	Walgreens Boots Alliance, Inc.	4.500%	11/18/34	BBB	40,141
188	Total Food & Staples Retailing				199,757

	Food Products – 0.5%

100	Flowers Foods, Inc.	3.500%	10/01/26	BBB	99,048

36	Kraft Heinz Foods Company	5.000%	7/15/35	BBB–	37,957

40	The JM Smucker Company	4.250%	3/15/35	BBB	40,415

40	Tyson Foods	4.875%	8/15/34	BBB	41,623
216	Total Food Products				219,043

	Gas Utilities – 0.3%

80	National Fuel Gas Company	8.750%	5/01/19	BBB	89,559

60	Spire, Inc.	4.700%	8/15/44	BBB+	60,627
140	Total Gas Utilities				150,186

	Health Care Equipment & Supplies – 0.6%

80	Baxter International Inc.	3.500%	8/15/46	A–	69,597

128	Becton Dickinson & Company	4.685%	12/15/44	BBB+	124,376

40	Zimmer Biomet Holdings, Inc.	4.250%	8/15/35	BBB	37,916

40	Zimmer Biomet Holdings, Inc.	5.750%	11/30/39	BBB	44,414
288	Total Health Care Equipment & Supplies				276,303

	Health Care Providers & Services – 0.5%

36	Anthem, Inc.	3.500%	8/15/24	A	36,491

120	Cardinal Health Inc.	4.500%	11/15/44	A–	115,986

36	Humana, Inc.	3.850%	10/01/24	BBB+	37,283

36	Owens and Minor, Inc.	4.375%	12/15/24	BBB	36,714
228	Total Health Care Providers & Services				226,474

	Hotels, Restaurants & Leisure – 0.4%

36	Marriott International, Inc.	4.500%	10/01/34	BBB	37,023

40	McDonald’s Corporation	4.700%	12/09/35	BBB+	42,712

80	McDonald’s Corporation	4.875%	7/15/40	BBB+	86,014
156	Total Hotels, Restaurants & Leisure				165,749

	Household Durables – 0.3%

54	Harman International Industries, Inc.	4.150%	5/15/25	BBB+	55,878

40	Newell Brands Inc.	5.000%	11/15/23	BBB–	42,665

36	Newell Brands Inc.	5.375%	4/01/36	BBB–	40,788
130	Total Household Durables				139,331

	Household Products – 0.1%

36	Macys Retail Holdings Inc.	6.650%	7/15/24	BBB	39,670

NUVEEN	11

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers – 0.5%

$40	Columbia Pipeline Group, Inc.	5.800%	6/01/45	A–	$46,859

56	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	Aaa	59,877

66	Southaven Combined Cycle Generation LLC	3.846%	8/15/33	Aaa	67,566

54	TransAlta Corporation	4.500%	11/15/22	BBB–	54,405
216	Total Independent Power & Renewable Electricity Producers				228,707

	Insurance – 1.0%

54	American International Group, Inc.	4.125%	2/15/24	BBB+	56,282

66	Delphi Financial Group	7.875%	1/31/20	BBB	74,746

72	Lincoln National Corporation	4.200%	3/15/22	A–	76,884

32	Primerica Inc.	4.750%	7/15/22	A–	34,274

64	Principal Financial Inc.	3.125%	5/15/23	A–	64,463

40	Prudential Financial Inc.	3.500%	5/15/24	A	41,509

32	Reinsurance Group of America Inc.	4.700%	9/15/23	A–	34,811

32	Torchmark Corporation	3.800%	9/15/22	A	33,066

40	UnumProvident Corporation	5.625%	9/15/20	BBB	44,040
432	Total Insurance				460,075

	Leisure Products – 0.1%

40	Host Hotel & Resorts Inc.	6.000%	10/01/21	Baa2	44,765

	Life Sciences Tools & Services – 0.1%

36	Thermo Fischer Scientific Inc.	5.300%	2/01/44	BBB	40,925

	Machinery – 0.8%

32	AGCO Corporation	5.875%	12/01/21	BBB–	34,931

40	Eaton Corporation	4.000%	11/02/32	A–	41,248

36	Eaton Corporation	4.150%	11/01/42	A–	35,619

40	Flowserve Corporation	4.000%	11/15/23	BBB	41,592

36	Fortive Corporation, 144A	4.300%	6/15/46	Baa1	36,392

60	Kennametal Inc.	2.650%	11/01/19	BBB	60,027

36	Kennametal Inc.	3.875%	2/15/22	BBB	36,060

40	Pentair Finance SA	3.150%	9/15/22	BBB–	39,938

36	Pentair Finance SA	4.650%	9/15/25	BBB–	38,034
356	Total Machinery				363,841

	Media – 0.8%

36	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	38,583

80	Discovery Communications Inc.	3.250%	4/01/23	BBB–	79,065

36	Discovery Communications Inc.	4.900%	3/11/26	BBB–	37,791

80	Grupo Televisa SAB	5.000%	5/13/45	BBB+	75,368

80	Interpublic Group of Companies Inc.	3.750%	2/15/23	BBB	82,521

12	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$66	Scripps Networks Interactive Inc.	3.900%	11/15/24	BBB+	$67,403
378	Total Media				380,731

	Metals & Mining – 0.6%

54	Newmont Mining Corporation	3.500%	3/15/22	BBB	55,815

100	Nucor Corporation	4.125%	9/15/22	A–	107,080

54	Reliance Steel and Aluminum Co	4.500%	4/15/23	BBB	56,549

40	Worthington Industries, Inc.	4.550%	4/15/26	BBB	41,301
248	Total Metals & Mining				260,745

	Multiline Retail – 0.2%

40	Kohl’s Corporation	4.250%	7/17/25	Baa2	39,145

32	Nordstrom, Inc.	6.950%	3/15/28	BBB+	39,413
72	Total Multiline Retail				78,558

	Multi-Utilities – 1.5%

80	Black Hills Corporation	3.150%	1/15/27	BBB+	76,931

40	Black Hills Corporation	4.200%	9/15/46	BBB+	38,120

80	CMS Energy Corporation	4.700%	3/31/43	Baa1	82,863

72	Dominion Resources Inc.	5.250%	8/01/33	BBB+	79,436

112	Dominion Resources Inc.	4.700%	12/01/44	BBB+	116,344

54	KeySpan Corporation	5.803%	4/01/35	A–	61,762

60	NiSource Finance Corporation	5.250%	2/15/43	BBB+	66,346

60	NiSource Finance Corporation	4.800%	2/15/44	BBB+	63,466

48	PSE&G Power LLC	4.300%	11/15/23	BBB+	50,155

60	SCANA Corporation	4.125%	2/01/22	BBB	60,599
666	Total Multi-Utilities				696,022

	Oil, Gas & Consumable Fuels – 5.0%

119	Boardwalk Pipelines LP	3.375%	2/01/23	BBB–	117,664

54	Buckeye Partners LP	4.150%	7/01/23	BBB–	55,741

108	Canadian Natural Resources Limited	3.900%	2/01/25	BBB+	109,252

78	Cimarex Energy Company	4.375%	6/01/24	BBB–	81,904

160	EcoPetrol SA	4.250%	9/18/18	BBB	164,400

80	Enable Midstream Partners LP	2.400%	5/15/19	Baa3	79,352

54	Enable Midstream Partners LP	3.900%	5/15/24	Baa3	53,075

72	Enterprise Products Operating LP	5.750%	3/01/35	BBB+	80,078

60	EQT Corporation	6.500%	4/01/18	BBB	62,470

60	EQT Corporation	4.875%	11/15/21	BBB	64,530

36	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	32,999

160	Marathon Oil Corporation	2.700%	6/01/20	BBB	159,561

72	Marathon Petroleum Corporation	3.625%	9/15/24	BBB	71,738

NUVEEN	13

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$157	MPLX LP	4.500%	7/15/23	BBB–	$165,447

54	Noble Energy Inc.	3.900%	11/15/24	BBB	55,120

48	Northern Border Pipeline Company	7.500%	9/15/21	BBB+	53,607

264	Petroleos Mexicanos	6.000%	3/05/20	BBB+	284,196

54	Phillips 66	4.650%	11/15/34	A3	55,525

60	Pioneer Natural Resources Company	3.950%	7/15/22	BBB	63,272

54	Pioneer Natural Resources Company	4.450%	1/15/26	BBB	57,588

60	Spectra Energy Capital LLC	5.650%	3/01/20	BBB	64,616

80	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	77,271

100	Talisman Energy Inc.	7.750%	6/01/19	BBB–	108,647

80	TC Pipelines LP	4.650%	6/15/21	Baa2	84,602

72	Valero Energy Corporation	3.650%	3/15/25	BBB	72,177

60	Western Gas Partners LP	4.000%	7/01/22	BBB–	61,641
2,256	Total Oil, Gas & Consumable Fuels				2,336,473

	Pharmaceuticals – 0.7%

36	AbbVie Inc.	3.600%	5/14/25	A–	36,306

106	Actavis Funding SCS	3.850%	6/15/24	BBB	108,895

40	McKesson Corporation	4.883%	3/15/44	BBB+	41,712

74	Mylan Inc.	3.150%	6/15/21	BBB–	74,695

80	Perrigo Finance Unlimited Company	3.500%	3/15/21	BBB–	81,998
336	Total Pharmaceuticals				343,606

	Road & Rail – 0.1%

36	Canadian Pacific Railway Company	4.800%	9/15/35	BBB+	39,301

	Software – 0.1%

36	Electronic Arts, Inc.	4.800%	3/01/26	Baa2	39,359

	Specialty Retail – 0.2%

44	AutoNation Inc.	4.500%	10/01/25	BBB–	45,673

40	Signet UK Finance PLC	4.700%	6/15/24	BBB–	39,515
84	Total Specialty Retail				85,188

	Textiles, Apparel & Luxury Goods – 0.1%

36	Coach, Inc.	4.250%	4/01/25	Baa2	36,657

	Tobacco – 0.1%

36	Reynolds American Inc.	5.700%	8/15/35	BBB	41,202

	Wireless Telecommunication Services – 0.5%

120	Rogers Communications Inc.	5.000%	3/15/44	BBB+	130,616

108	Viacom Inc.	4.250%	9/01/23	BBB	112,400
228	Total Wireless Telecommunication Services				243,016
$15,971	Total Corporate Bonds (cost $16,748,084)				16,373,922

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3%

	Insurance – 0.1%

$36	Prudential Financial Inc.	5.875%	9/15/42	BBB+	$39,773

	Machinery – 0.2%

100	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	105,375
$136	Total $1,000 Par (or similar) Institutional Preferred (cost $146,128)				145,148

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 1.4%

	Arizona – 0.3%

$100	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A, 5.269%, 7/01/34		No Opt. Call	AA+	$118,379

	California – 0.2%

88	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 7.950%, 3/01/36		3/20 at 100.00	AA–	101,187

	Missouri – 0.1%

60	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2016B, 3.086%, 9/15/51		No Opt. Call	AAA	51,170

	New Jersey – 0.4%

80	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39		6/19 at 100.00	A–	84,413

96	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28		12/20 at 100.00	A–	100,054
176	Total New Jersey				184,467

	Ohio – 0.1%

40	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Refunding Series 2016B, 3.798%, 12/01/46		No Opt. Call	Aa1	39,432

	Texas – 0.3%

60	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B, 3.852%, 8/15/46		No Opt. Call	AAA	62,360

66	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A, 4.631%, 4/01/33, (WI/DD, Settling 5/05/17)		No Opt. Call	AAA	75,153
126	Total Texas				137,513
$590	Total Taxable Municipal Bonds (cost $670,140)				632,148

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 19.6%

$120	Tennessee Valley Authority	3.500%	12/15/42	Aaa	$121,722

1,060	U.S. Treasury Notes	2.750%	11/15/23	Aaa	1,105,506

888	U.S. Treasury Notes	2.250%	11/15/24	Aaa	893,966

NUVEEN	15

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$3,019	U.S. Treasury Notes	0.750%	8/15/19	Aaa	$2,979,493

532	U.S. Treasury Notes	0.875%	9/15/19	Aaa	526,285

300	U.S. Treasury Notes	2.000%	12/31/21	Aaa	302,719

1,570	U.S. Treasury Notes	2.000%	8/15/25	Aaa	1,543,139

1,647	U.S. Treasury Notes	2.250%	2/15/27	Aaa	1,642,174
$9,136	Total U.S. Government and Agency Obligations (cost $9,301,046)				9,115,004

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 40.8%

$600	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19	3.527%	2/10/48	AAA	$615,253

500	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C2	3.849%	6/15/57	Aa2	519,995

1,206	Fannie Mae Mortgage Pool AL9125	4.000%	10/01/43	Aaa	1,273,239

2,184	Fannie Mae Mortgage Pool AS6302	3.500%	12/01/45	Aaa	2,247,556

1,214	Fannie Mae Mortgage Pool AX4887	4.000%	12/01/44	Aaa	1,279,151

1,046	Fannie Mae Mortgage Pool MA1489	3.000%	7/01/43	Aaa	1,050,927

1,359	Fannie Mae Mortgage Pool MA2671	3.500%	7/01/46	Aaa	1,399,162

2,598	Fannie Mae Mortgage Pool MA2929	3.500%	3/01/47	Aaa	2,673,460

2,596	Ginnie Mae Mortgage Pool MA2149	4.000%	8/20/44	Aaa	2,749,697

1,045	Ginnie Mae Mortgage Pool MA3310	3.500%	12/20/45	Aaa	1,087,106

1,650	Ginnie Mae Mortgage Pool MA3311	4.000%	12/20/45	Aaa	1,746,534

373	Ginnie Mae Mortgage Pool MA3874	3.500%	8/20/46	Aaa	388,379

851	Ginnie Mae Mortgage Pool MA3937	3.500%	9/20/46	Aaa	885,722

500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-LC16	4.020%	8/15/50	Aaa	526,960

500	World Financial Network Credit Card Master Trust, Series 2012-A	3.140%	1/17/23	AAA	512,456
$18,222	Total Asset-Backed and Mortgage-Backed Securities (cost $19,270,862)				18,955,597

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.7%

	Chile – 0.1%

$60	Republic of Chile	3.625%	10/30/42	AA–	$59,469

	Colombia – 0.3%

120	Republic of Colombia	6.125%	1/18/41	BBB	138,000

	Italy – 0.1%

40	Republic of Italy	5.375%	6/15/33	BBB	43,583

	Mexico – 0.6%

148	United Mexican States	4.750%	3/08/44	A3	146,002

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Mexico (continued)

$160	United Mexican States	4.350%	1/15/47	A3	$148,400
308	Total Mexico				294,402

	Panama – 0.1%

60	Republic of Panama	4.300%	4/29/53	BBB	59,100

	Peru – 0.3%

106	Republic of Peru	4.125%	8/25/27	A3	115,063

	Uruguay – 0.2%

100	Republic of Uruguay	5.100%	6/18/50	BBB	99,500
$794	Total Sovereign Debt (cost $839,672)				809,117
	Total Long-Term Investments (cost $46,975,932)				46,030,936
	Other Assets Less Liabilities – 1.0%				477,602
	Net Assets – 100%				$46,508,538

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$16,373,922	$—	$16,373,922
$1,000 Par (or similar) Institutional Preferred	—	145,148	—	145,148
Taxable Municipal Bonds	—	632,148	—	632,148
U.S. Government and Agency Obligations	—	9,115,004	—	9,115,004
Asset-Backed and Mortgage-Backed Securities	—	18,955,597	—	18,955,597
Sovereign Debt	—	809,117	—	809,117
Total	$—	$46,030,936	$—	$46,030,936

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

NUVEEN	17

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

As of April 30, 2017, the cost of investments was $46,975,932.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$71,789
Depreciation	(1,016,785)
Net unrealized appreciation (depreciation) of investments	$(944,996)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

REIT	Real Estate Investment Trust

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

18	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017